Intangible Assets, Net - Summary of Estimated Amortization Expense Relating to Existing Intangible Assets (Details) - Dec. 31, 2025 - Intangible Assets Excluding Licensed Copyrights
¥ in Thousands, $ in Thousands
	CNY (¥)	USD ($)
Finite Lived Intangible Assets [Line Items]
Within 1 year	¥ 63,490	$ 9,079
Between 1 and 2 years	52,605	7,522
Between 2 and 3 years	44,916	6,423
Between 3 and 4 years	35,220	5,036
Between 4 and 5 years	¥ 10,954	$ 1,566